Schedule of Investments
March 31, 2022
(Unaudited)
Invesco Select Risk: Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.13%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22
Alternative Funds–5.10%
Invesco Global Real Estate Income Fund, Class R6	1.82%	$20,997,007	$105,743	$(1,557,174)	$(1,039,527)	$87,509	$105,743	1,940,873	$18,593,558
Invesco Macro Allocation Strategy Fund, Class R6	3.28%	36,517,511	—	(997,465)	(1,998,216)	(138,606)	—	4,157,313	33,383,224
Total Alternative Funds		57,514,518	105,743	(2,554,639)	(3,037,743)	(51,097)	105,743		51,976,782
Domestic Equity Funds–42.73%
Invesco Discovery Mid Cap Growth Fund, Class R6	8.65%	100,403,223	9,485,577	(5,161,733)	(15,364,612)	(1,122,399)	—	2,904,544	88,240,056
Invesco Main Street Small Cap Fund, Class R6	8.08%	94,165,710	—	(6,421,077)	(5,312,361)	(66,693)	—	4,091,683	82,365,579
Invesco Russell 1000 Dynamic Multifactor ETF	7.27%	81,758,365	—	(2,519,037)	(5,884,830)	818,964	187,989	1,558,266	74,173,462
Invesco S&P 500® Low Volatility ETF	6.55%	73,597,577	—	(4,969,130)	(2,679,102)	851,698	339,701	995,693	66,801,043
Invesco S&P 500® Pure Growth ETF	4.79%	53,983,623	4,528,773	(3,031,963)	(6,807,364)	126,402	—	265,532	48,799,471
Invesco S&P SmallCap Low Volatility ETF	7.39%	85,222,001	1,239,316	(6,094,512)	(6,808,925)	1,796,082	313,622	1,536,895	75,353,962
Total Domestic Equity Funds		489,130,499	15,253,666	(28,197,452)	(42,857,194)	2,404,054	841,312		435,733,573
Fixed Income Funds–15.93%
Invesco 1-30 Laddered Treasury ETF	1.94%	22,630,530	—	(1,160,071)	(1,678,817)	6,505	71,689	586,438	19,798,147
Invesco Core Plus Bond Fund, Class R6	7.50%	83,568,140	2,550,641	(3,767,087)	(5,542,180)	(321,794)	478,016	7,469,504	76,487,720
Invesco Income Fund, Class R6	1.73%	19,501,163	151,397	(1,271,302)	(719,414)	15,682	151,397	2,335,208	17,677,526
Invesco Taxable Municipal Bond ETF(b)	3.74%	41,940,018	1,842,328	(1,595,473)	(3,982,671)	(77,837)	258,611	1,285,014	38,126,365
Invesco Variable Rate Investment Grade ETF	1.02%	10,964,051	—	(572,562)	(56,053)	1,689	17,214	414,646	10,337,125
Total Fixed Income Funds		178,603,902	4,544,366	(8,366,495)	(11,979,135)	(375,755)	976,927		162,426,883
Foreign Equity Funds–35.79%
Invesco EQV Emerging Markets All Cap Fund, Class R6	3.23%	35,943,960	3,102,990	(1,039,848)	(4,861,930)	(199,415)	—	1,012,781	32,945,757
Invesco Developing Markets Fund, Class R6	5.25%	58,510,292	9,093,173	(5,228,694)	(6,909,245)	(1,948,626)	—	1,350,414	53,516,900
Invesco Global Fund, Class R6	10.92%	125,308,070	11,367,864	(5,253,576)	(19,044,901)	(1,035,237)	—	1,053,978	111,342,220
Invesco Global Infrastructure Fund, Class R6	1.09%	11,842,646	38,032	(859,673)	74,333	57,268	38,032	848,107	11,152,606
Invesco International Select Equity Fund, Class R6	3.44%	39,560,007	1,555,001	—	(5,973,091)	—	—	3,272,059	35,141,917
Invesco International Small-Mid Company Fund, Class R6	3.74%	43,711,969	1,930,550	—	(7,526,533)	—	—	809,256	38,115,986
Invesco RAFI™ Strategic Developed ex-US ETF	2.96%	32,423,086	—	(2,094,298)	(459,713)	344,752	289,282	999,465	30,213,827
Invesco S&P Emerging Markets Low Volatility ETF	2.19%	25,738,837	—	(4,405,817)	153,132	824,769	136,172	863,760	22,310,921
Invesco S&P International Developed Low Volatility ETF	2.97%	34,156,890	—	(2,996,551)	(994,747)	136,337	238,919	973,087	30,301,929
Total Foreign Equity Funds		407,195,757	27,087,610	(21,878,457)	(45,542,695)	(1,820,152)	702,405		365,042,063
Money Market Funds–0.58%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(c)	0.20%	1,820,180	7,857,681	(7,604,833)	—	—	54	2,073,028	2,073,028
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.13%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(c)	0.15%	$1,368,752	$5,612,629	$(5,459,432)	$(11)	$(443)	$97	1,521,951	$1,521,495
Invesco Treasury Portfolio, Institutional Class, 0.16%(c)	0.23%	2,080,205	8,980,207	(8,691,237)	—	—	97	2,369,175	2,369,175
Total Money Market Funds		5,269,137	22,450,517	(21,755,502)	(11)	(443)	248		5,963,698
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $925,522,480)	100.13%	1,137,713,813	69,441,902	(82,752,545)	(103,416,778)	156,607	2,626,635		1,021,142,999

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.75%
Invesco Private Government Fund, 0.31%(c)(d)	0.22%	2,048,942	63,303,128	(63,051,748)	—	—	998(e)	2,300,322	2,300,322
Invesco Private Prime Fund, 0.34%(c)(d)	0.53%	4,780,865	138,537,641	(137,950,451)	(11)	(625)	3,287(e)	5,367,956	5,367,419
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,667,752)	0.75%	6,829,807	201,840,769	(201,002,199)	(11)	(625)	4,285		7,667,741
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $933,190,232)	100.88%	$1,144,543,620	$271,282,671	$(283,754,744)	$(103,416,789)	$155,982	$2,630,920		$1,028,810,740
OTHER ASSETS LESS LIABILITIES	(0.88)%								(8,976,367)
NET ASSETS	100.00%								$1,019,834,373
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at March 31, 2022.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Growth Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,015,179,301	$—	$—	$1,015,179,301
Money Market Funds	5,963,698	7,667,741	—	13,631,439
Total Investments	$1,021,142,999	$7,667,741	$—	$1,028,810,740
Invesco Select Risk: Growth Investor Fund